Property, plant and equipment - Leases (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Changes in the recognized lease liabilities
Beginning balance			$ 1,791
Additions and contact modifications			36
Payments	$ (49)	$ (3)	(99)	$ (78)
Interest	17	$ 25	35	$ 44
Translation adjustment			(111)
Ending balance	1,652		1,652
Property, plant and equipment
Changes in the recognized right-of-use assets
Beginning balance			1,692
Additions and contract modifications			36
Depreciation			(83)
Translation adjustment			(114)
Ending balance	1,531		1,531
Ports
Changes in the recognized right-of-use assets
Beginning balance			734
Additions and contract modifications			1
Depreciation			(18)
Translation adjustment			(30)
Ending balance	687		687
Changes in the recognized lease liabilities
Beginning balance			750
Additions and contact modifications			1
Payments			(38)
Interest			14
Translation adjustment			(20)
Ending balance	707		707
Vessels/Ships
Changes in the recognized right-of-use assets
Beginning balance			582
Depreciation			(25)
Translation adjustment			(1)
Ending balance	556		556
Changes in the recognized lease liabilities
Beginning balance			580
Payments			(41)
Interest			12
Translation adjustment			5
Ending balance	556		556
Pellets plants
Changes in the recognized right-of-use assets
Beginning balance			161
Additions and contract modifications			29
Depreciation			(21)
Translation adjustment			(38)
Ending balance	131		131
Changes in the recognized lease liabilities
Beginning balance			175
Additions and contact modifications			29
Payments			(2)
Interest			5
Translation adjustment			(57)
Ending balance	150		150
Properties
Changes in the recognized right-of-use assets
Beginning balance			133
Additions and contract modifications			3
Depreciation			(13)
Translation adjustment			(42)
Ending balance	81		81
Changes in the recognized lease liabilities
Beginning balance			152
Additions and contact modifications			3
Payments			(8)
Interest			3
Translation adjustment			(25)
Ending balance	125		125
Energy plants
Changes in the recognized right-of-use assets
Beginning balance			64
Depreciation			(2)
Translation adjustment			1
Ending balance	63		63
Changes in the recognized lease liabilities
Beginning balance			71
Payments			(1)
Translation adjustment			(11)
Ending balance	59		59
Locomotives
Changes in the recognized right-of-use assets
Additions and contract modifications			2
Ending balance	2		2
Changes in the recognized lease liabilities
Beginning balance			40
Additions and contact modifications			2
Payments			(4)
Translation adjustment			(1)
Ending balance	37		37
Mining equipment
Changes in the recognized right-of-use assets
Beginning balance			18
Additions and contract modifications			1
Depreciation			(4)
Translation adjustment			(4)
Ending balance	11		11
Changes in the recognized lease liabilities
Beginning balance			23
Additions and contact modifications			1
Payments			(5)
Interest			1
Translation adjustment			(2)
Ending balance	$ 18		$ 18